Subsequent Events (Details) - Subsequent Event [Member] - USD ($)					1 Months Ended
	Apr. 23, 2026	Apr. 20, 2026	Apr. 10, 2026	Feb. 20, 2026	Apr. 30, 2026	Jan. 31, 2026
An Individual [Member]
Subsequent Events (Details) [Line Items]
Issued shares of restricted common stock						125,000
Firm [Member]
Subsequent Events (Details) [Line Items]
Issued shares to a firm involved with the planned uplist of its common stock to a senior exchange (in Dollars)						$ 250,000
Two Thousand Twenty Six Bridge Financing [Member]
Subsequent Events (Details) [Line Items]
Percentage of original issue discount convertible promissory note	10.00%		10.00%
Additional funding amount (in Dollars)			$ 50,000
Bears interest rate	10.00%		10.00%
Term of debt	12 months		12 months
Repayments of debt (in Dollars)	$ 55,000		$ 55,000
Debt instrument, convertible, conversion price (in Dollars per share)	$ 0.15		$ 0.15
Converted into common stock percent	65.00%		65.00%
Number of trading days	10		10
Bridge Note 2026 [Member]
Subsequent Events (Details) [Line Items]
Percentage of original issue discount convertible promissory note			10.00%	10.00%
Additional funding amount (in Dollars)				$ 125,000
Potential total funding amount (in Dollars)				$ 1,000,000
Debt instrument, description			Under the terms of the note, the Company is obligated to repay a total of $55,000 as the note includes a 10% original issue discount. The note may be converted into common stock of the Company at the lessor of $0.15 per share or 65% of the lowest trading price for the prior ten trading days, subject to certain adjustments.	Under the terms of the 18 month note, the Company is obligated to repay a total of $137,500 as the note includes a 10% original issue discount. The note bears no interest unless in default and may be converted into common stock of the Company at $0.15 per share, subject to certain adjustments.
Purchase price of debt (in Dollars)			$ 50,000
Note bears interest (in Dollars)			$ 10
Debt Instrument, Maturity Date, Description			12 months
Series X Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Issued shares of restricted common stock					222,142	157,061
Shares issued		51,703
Dividends (in Dollars)						$ 26,314
Series X Preferred Stock [Member] | Director [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars)		$ 60,000
Potential total funding amount (in Dollars)		$ 180,000
Shares issued		7,200
Series X Preferred Stock [Member] | Leath [Member]
Subsequent Events (Details) [Line Items]
Issued shares of restricted common stock					12,664	8,787
Series X Preferred Stock [Member] | Balencic [Member]
Subsequent Events (Details) [Line Items]
Issued shares of restricted common stock					12,664	8,787
Series X Preferred Stock [Member] | Mitchell [Member]
Subsequent Events (Details) [Line Items]
Issued shares of restricted common stock					12,664	8,787
Series X Preferred Stock [Member] | Clifton [Member]
Subsequent Events (Details) [Line Items]
Issued shares of restricted common stock					12,664	2,941
Series X Preferred Stock [Member] | Anglo Irish [Member]
Subsequent Events (Details) [Line Items]
Issued shares of restricted common stock					171,486	70,035
Series X Preferred Stock [Member] | Anglo Irish Investments, LLC [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars)		$ 60,000
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Issued shares in redemption					2,922,915	2,228,147
Issued shares in redemption (in Dollars)					$ 201,400	$ 257,700
Percentage of total holdings					5.00%
Reduction of series A preferred stock (in Dollars)					$ 201,400	184,695
Issuances of series A preferred shares value (in Dollars)					$ 12,927,475	$ 13,156,724
Series A Preferred Stock [Member] | Pinz Capital [Member]
Subsequent Events (Details) [Line Items]
Issued shares in redemption					352,424	254,468
Series A Preferred Stock [Member] | GSCapital [Member]
Subsequent Events (Details) [Line Items]
Issued shares in redemption					874,810	437,393
Series A Preferred Stock [Member] | Jefferson Street [Member]
Subsequent Events (Details) [Line Items]
Issued shares in redemption					208,743	122,917
Series A Preferred Stock [Member] | AJB [Member]
Subsequent Events (Details) [Line Items]
Issued shares in redemption					874,810	751,810
Series A Preferred Stock [Member] | Jefferson Street And AJB [Member]
Subsequent Events (Details) [Line Items]
Percentage of total holdings					5.00%	5.00%
Series A Preferred Stock [Member] | Cavalry Mercer CM [Member]
Subsequent Events (Details) [Line Items]
Issued shares in redemption					612,128	661,560
Percentage of total holdings					5.00%	5.00%
Series A Preferred Stock [Member] | Pinz and GS Capital [Member]
Subsequent Events (Details) [Line Items]
Percentage of total holdings					5.00%	5.00%